Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2022
Right-of-use assets and lease liabilities
Right-of-use assets and lease liabilities

10.         Right-of-use assets and lease liabilities

The right-of-use assets, represented the leased offices of the Group, are amortized over the lease terms, which are greater than 1 year but less than 3 years. Right-of-use assets for long-term operating leases were as below:

(In thousands)	Office leases
Net book amount as of January 1, 2021	1,954
Additions	25
Modification of operating lease	(43)
Amortization	(1,934)
Effect of foreign currency exchange differences	25
Net book amount as of December 31, 2021	27
Additions	920
Amortization	(56)
Effect of foreign currency exchange differences	(26)
Net book amount as of December 31, 2022	865

During the years ended December 31, 2020, 2021 and 2022, the general and administrative expenses for long-term operating lease were USD3,762,000, USD1,934,000 and USD262,000, respectively. A charge of USD291,000, USD786,000 and USD2,457,000 were recognized in relation to short-term lease for the years ended December 31, 2020, 2021 and 2022.

As of December 31, 2022, the future minimum payments under non-cancellable short-term operating leases was USD45,000.

The weighted average discount rate related to operating leases was 5.4%, 5.4% and 5.4%, respectively, as of December 31, 2020, 2021 and 2022, and the weighted average remaining lease term were 1.0 year, 0.8 year and 3.0 years as of December 31, 2020, 2021 and 2022, respectively.

The total cash payments in respect of operating lease were USD3,797,000, USD2,003,000 and USD2,792,000 for the years ended December 31, 2020, 2021 and 2022, respectively.

The undiscounted cash payments for each of the next five years as of December 31, 2022 is:

(In thousands)
2023	316
2024	316
Total undiscounted payments	632
Less: effect of discounting	(50)
Discounted lease liabilities	582